Debt Future Repayments (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Maturities of Long-term Debt [Abstract]
2017	$ 1,255.5
2018	1,983.3
2019	1,026.9
2020	1,498.9
2021	2,502.0
2022 and Thereafter	8,434.4
Total Repayments of Principal	$ 16,701.0	$ 12,415.8